Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000108407 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000108407 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000108407 | Y2573F102 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000108407 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000108407 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000108407 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000108407 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000108407 | 219350105 | Corning, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000108407 | 751212101 | Ralph Lauren Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000108407 | 14149Y108 | Cardinal Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000108407 | Communications02079K305
Holdings [Line Items]
Percent of Total Investments	94.60%
C000108407 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	5.40%
C000108407 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000108407 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000108407 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000108407 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000108407 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000108407 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000108407 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000108407 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000108407 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000108407 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000108408 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000108408 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000108408 | Y2573F102 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000108408 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000108408 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000108408 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000108408 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000108408 | 219350105 | Corning, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000108408 | 751212101 | Ralph Lauren Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000108408 | 14149Y108 | Cardinal Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000108408 | Communications02079K305
Holdings [Line Items]
Percent of Total Investments	94.60%
C000108408 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	5.40%
C000108408 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000108408 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000108408 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000108408 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000108408 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000108408 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000108408 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000108408 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000108408 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000108408 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000142551 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000142551 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000142551 | Y2573F102 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000142551 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000142551 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142551 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142551 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000142551 | 219350105 | Corning, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000142551 | 751212101 | Ralph Lauren Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000142551 | 14149Y108 | Cardinal Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000142551 | Communications02079K305
Holdings [Line Items]
Percent of Total Investments	94.60%
C000142551 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	5.40%
C000142551 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000142551 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000142551 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000142551 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000142551 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000142551 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000142551 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000142551 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000142551 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000142551 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000142728 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000142728 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000142728 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000142728 | 65342K105 | NextDecade Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000142728 | 92333F101 | Venture Global, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000142728 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142728 | 706327103 | Pembina Pipeline Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142728 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142728 | 29250N105 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142728 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142728 | Energy
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000142729 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000142729 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000142729 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000142729 | 65342K105 | NextDecade Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000142729 | 92333F101 | Venture Global, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000142729 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142729 | 706327103 | Pembina Pipeline Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142729 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142729 | 29250N105 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142729 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142729 | Energy
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000142730 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000142730 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000142730 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000142730 | 65342K105 | NextDecade Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000142730 | 92333F101 | Venture Global, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000142730 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142730 | 706327103 | Pembina Pipeline Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142730 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142730 | 29250N105 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142730 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142730 | Energy
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000102754 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000102754 | 912797SK4 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000102754 | 912797RG4 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000102754 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000102754 | G38644103 | GigaCloud Technology, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000102754 | 89377M109 | TransMedics Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000102754 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000102754 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000102754 | 58506Q109 | Medpace Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000102754 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000102754 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	2.10%
C000102754 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000102754 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000102754 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000102754 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000102754 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000102754 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000102754 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000102754 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000102754 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000102754 | TechnologyM7S64H106
Holdings [Line Items]
Percent of Total Investments	86.60%
C000102754 | U.S. Treasury Obligations912797RG4
Holdings [Line Items]
Percent of Total Investments	11.30%
C000102754 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000102754 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000102755 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000102755 | 912797SK4 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000102755 | 912797RG4 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000102755 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000102755 | G38644103 | GigaCloud Technology, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000102755 | 89377M109 | TransMedics Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000102755 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000102755 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000102755 | 58506Q109 | Medpace Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000102755 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000102755 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	2.10%
C000102755 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000102755 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000102755 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000102755 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000102755 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000102755 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000102755 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000102755 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000102755 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000102755 | TechnologyM7S64H106
Holdings [Line Items]
Percent of Total Investments	86.60%
C000102755 | U.S. Treasury Obligations912797RG4
Holdings [Line Items]
Percent of Total Investments	11.30%
C000102755 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000102755 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000142548 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000142548 | 912797SK4 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142548 | 912797RG4 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000142548 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000142548 | G38644103 | GigaCloud Technology, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142548 | 89377M109 | TransMedics Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142548 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142548 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000142548 | 58506Q109 | Medpace Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000142548 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000142548 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	2.10%
C000142548 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000142548 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000142548 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000142548 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000142548 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000142548 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000142548 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000142548 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000142548 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000142548 | TechnologyM7S64H106
Holdings [Line Items]
Percent of Total Investments	86.60%
C000142548 | U.S. Treasury Obligations912797RG4
Holdings [Line Items]
Percent of Total Investments	11.30%
C000142548 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000142548 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000111981 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000111981 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000111981 | 571903202 | Marriott International Inc, Class A
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000111981 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000111981 | 40412C101 | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000111981 | 92537N108 | Vertiv Holdings Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000111981 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000111981 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000111981 | 053332102 | AutoZone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000111981 | 127387108 | Cadence Design Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000111981 | Communications02079K305
Holdings [Line Items]
Percent of Total Investments	98.60%
C000111981 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.40%
C000111981 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000111981 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000111981 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000111981 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000111981 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000111981 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000111981 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000111981 | Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000111982 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000111982 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000111982 | 571903202 | Marriott International Inc, Class A
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000111982 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000111982 | 40412C101 | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000111982 | 92537N108 | Vertiv Holdings Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000111982 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000111982 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000111982 | 053332102 | AutoZone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000111982 | 127387108 | Cadence Design Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000111982 | Communications02079K305
Holdings [Line Items]
Percent of Total Investments	98.60%
C000111982 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.40%
C000111982 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000111982 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000111982 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000111982 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000111982 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000111982 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000111982 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000111982 | Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000142553 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142553 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000142553 | 571903202 | Marriott International Inc, Class A
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000142553 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000142553 | 40412C101 | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000142553 | 92537N108 | Vertiv Holdings Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000142553 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000142553 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142553 | 053332102 | AutoZone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142553 | 127387108 | Cadence Design Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142553 | Communications02079K305
Holdings [Line Items]
Percent of Total Investments	98.60%
C000142553 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142553 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000142553 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000142553 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000142553 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000142553 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000142553 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000142553 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000142553 | Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000102760 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000102760 | 98149E303 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000102760 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000102760 | 80105N105 | Sanofi
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000102760 | 66987V109 | Novartis A.G.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000102760 | 641069406 | Nestle S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000102760 | G5960L103 | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000102760 | 874060205 | Takeda Pharmaceutical Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000102760 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102760 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102760 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.30%
C000102760 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000102760 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000102760 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102760 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000102760 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000102760 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000102760 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000102760 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000102760 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000102760 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000102760 | Communications02079K107
Holdings [Line Items]
Percent of Total Investments	92.90%
C000102760 | Commodity98149E303
Holdings [Line Items]
Percent of Total Investments	4.80%
C000102760 | Consumer Staples5076705
Holdings [Line Items]
Percent of Total Investments	2.00%
C000102760 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000102760 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000102761 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000102761 | 98149E303 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000102761 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000102761 | 80105N105 | Sanofi
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000102761 | 66987V109 | Novartis A.G.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000102761 | 641069406 | Nestle S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000102761 | G5960L103 | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000102761 | 874060205 | Takeda Pharmaceutical Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000102761 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102761 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102761 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.30%
C000102761 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000102761 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000102761 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102761 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000102761 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000102761 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000102761 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000102761 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000102761 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000102761 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000102761 | Communications02079K107
Holdings [Line Items]
Percent of Total Investments	92.90%
C000102761 | Commodity98149E303
Holdings [Line Items]
Percent of Total Investments	4.80%
C000102761 | Consumer Staples5076705
Holdings [Line Items]
Percent of Total Investments	2.00%
C000102761 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000102761 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000142550 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000142550 | 98149E303 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000142550 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000142550 | 80105N105 | Sanofi
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000142550 | 66987V109 | Novartis A.G.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000142550 | 641069406 | Nestle S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000142550 | G5960L103 | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000142550 | 874060205 | Takeda Pharmaceutical Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000142550 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000142550 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000142550 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.30%
C000142550 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000142550 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000142550 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000142550 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000142550 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000142550 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000142550 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000142550 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000142550 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000142550 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000142550 | Communications02079K107
Holdings [Line Items]
Percent of Total Investments	92.90%
C000142550 | Commodity98149E303
Holdings [Line Items]
Percent of Total Investments	4.80%
C000142550 | Consumer Staples5076705
Holdings [Line Items]
Percent of Total Investments	2.00%
C000142550 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000142550 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	4.80%